Debt (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Total debt	$ 232,262,720
Total current portion of long-term debt	22,834,543	$ 37,071,548
Non-current portion of long-term debt	205,519,705	367,352,022
Loans Payable [Member]
Total debt	232,262,720	412,666,867
Deferred Finance Fees	(3,908,472)	(8,243,297)
Net Total Debt	228,354,248	404,423,570
Current portion of long-term debt	24,217,892	39,282,538
Current portion of deferred finance fees	(1,383,349)	(2,210,990)
Total current portion of long-term debt	22,834,543	37,071,548
Non-current portion of long-term debt	205,519,705	367,352,022
First ABN AMRO Facility [Member] | Loans Payable [Member]
Total debt	0	64,201,180
NIBC Bank Facility [Member] | Loans Payable [Member]
Total debt	7,465,000	8,885,000
CACIB Bank Facility [Member] | Loans Payable [Member]
Total debt	31,300,000	34,100,000
ABN/DVB/NIBC Joint Bank Facility [Member] | Loans Payable [Member]
Total debt	92,131,594	162,115,591
Nordea/SEB Joint Bank Facility [Member] | Loans Payable [Member]
Total debt	86,371,847	132,272,938
ABN AMRO Revolving Facility [Member] | Loans Payable [Member]
Total debt	$ 14,994,279	$ 11,092,158